Taxes - Schedule of Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current:
Provision for CIT	$ 201,299	$ 1,010,951	$ 1,599,668
Deferred:
Provision for CIT	3,735,568	(6,140,342)	203,236
Income tax expense (benefit)	$ 3,936,867	$ (5,129,391)	$ 1,802,904